/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending January 31, 1999

MFS Government Markets Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
01/25/99    Shares of        5,000            6.375            7.48      Merrill
            Beneficial                                                   Lynch
            Interest
01/25/99    Shares of        73,000           6.4375           7.48      Merrill
            Beneficial                                                   Lynch
            Interest
01/26/99    Shares of        90,000           6.50             7.48      Merrill
            Beneficial                                                   Lynch
            Interest


Total Shares Repurchased:   168,000
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer